Commitments and Contingencies (Details) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 BRL	Dec. 31, 2012 USD ($)	Dec. 31, 2012 BRL	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 28, 2012 USD ($)	Aug. 19, 2011 USD ($)	Jun. 09, 2011 USD ($)
Loss Contingencies [Line Items]
Final judgment of Eaton's liability by US District Court in Meritor lawsuit								$ 0
Court of Appeals Third District judgment reversal in favor of Meritor							0
Current and long-term warranty accruals [Table]
Balance at January 1			158		153	147
Provision			85		98	99
Settled			(84)		(94)	(91)
Business acquisitions			21		1	(2)
Balance at December 31	153		180		158	153
Minimum rental commitments under noncancelable operating leases
2013			174
2014			137
2015			101
2016			73
2017			59
Thereafter			85
Total noncancelable lease commitments			629
Summary of Rental Expense
Rental expense			199		194	172
Loss Contingency Accrual [Roll Forward]
Loss contingency provision	30	60	9	19
Total loss contingency accrual			39	79
Meritor judgment motion denial zero damages and no injuctive relief									0
Commitments and Contingencies
Number of sites world wide			142	142
Accrual for environmental loss contingencies			$ 125		$ 62